Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	EPICEPT CORP
Entity Central Index Key	0001208261
Document Type	POS AM
Post Effective Amendment Number	1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company